LEASES - Lease-related assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Finance lease assets, net		$ 104,815	$ 194,328
Operating lease assets	$ 70,715	121,269	147,148
Total lease assets		226,084	341,476
Liabilities
Finance lease liabilities, current	9,601	11,460	92,318
Operating lease liabilities, current	18,239	34,492	30,611
Finance lease liabilities, long-term	135,091	95,710	105,037
Operating lease liabilities, long-term	$ 68,408	112,707	141,879
Total lease liabilities		$ 254,369	$ 369,845